Minimum Lease Payments and Present Value of the Minimum Lease Payments Under Finance Lease Obligations for Land (Details) - Land [member] $ in Millions	Dec. 31, 2018 USD ($)
Disclosure of leases by lessee [line items]
Finance lease liabilities under IAS 17	$ 341
Future finance charge on lease	(211)
Minimum lease payments payable, at present value	130
Not later than one year [member]
Disclosure of leases by lessee [line items]
Finance lease liabilities under IAS 17	8
Minimum lease payments payable, at present value	8
Later than one year and not later than two years [member]
Disclosure of leases by lessee [line items]
Finance lease liabilities under IAS 17	5
Minimum lease payments payable, at present value	5
Later than two years and not later than five years [member]
Disclosure of leases by lessee [line items]
Finance lease liabilities under IAS 17	16
Minimum lease payments payable, at present value	12
Later than five years [member]
Disclosure of leases by lessee [line items]
Finance lease liabilities under IAS 17	312
Minimum lease payments payable, at present value	$ 105